Vessels under construction	6 Months Ended
Jun. 30, 2018
Vessels under construction
Vessels under construction

6.           Vessels under construction

We had no vessels under construction as of June 30, 2018. A rollforward of the activity within vessels under construction is as follows:

In thousands of U.S. dollars
Balance as of January 1, 2018	$55,376
Installment payments and other capitalized expenses	25,452
Capitalized interest	157
Transfer to operating vessels and drydock	(80,985)
Balance as of June 30, 2018	$—

Capitalized interest

In accordance with IAS 23 “Borrowing Costs,” applicable interest costs are capitalized during the period that vessels are under construction. For the six months ended June 30, 2018 and 2017, we capitalized interest expense for vessels under construction of $0.2 million and $2.9 million, respectively. The capitalization rate used to determine the amount of borrowing costs eligible for capitalization was 5.5% and 4.5% for the six months ended June 30, 2018 and 2017, respectively. We cease capitalizing interest when the vessels reach the location and condition necessary to operate in the manner intended by management.